Compensation and benefits - Summary of subscription rights to shares held by key management under the subscription rights incentive plans (Detail)	12 Months Ended
	Dec. 31, 2022 shares kr / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Number outstanding	12,341,400	12,870,900	8,452,800
August 14, 2019 [member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 09, 2024
Exercise Price (NOK per share) | kr / shares	kr 1.65
Number outstanding	327,800	327,800	2,327,800
February 26, 2020 [member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 09, 2024
Exercise Price (NOK per share) | kr / shares	kr 1.11
Number outstanding	5,000,000	5,000,000	5,000,000
June 17, 2020 [member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 15, 2025
Exercise Price (NOK per share) | kr / shares	kr 1.71
Number outstanding	1,125,000	1,125,000	1,125,000
April 20, 2021 [Member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 15, 2025
Exercise Price (NOK per share) | kr / shares	kr 2.71
Number outstanding		2,750,000
June 3, 2021 [Member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 12, 2026
Exercise Price (NOK per share) | kr / shares	kr 2.38
Number outstanding	2,000,000	2,000,000
August 11, 2021 [Member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 12, 2026
Exercise Price (NOK per share) | kr / shares	kr 2.40
Number outstanding	1,420,700	1,668,100
March 23, 2022 [Member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 12, 2026
Exercise Price (NOK per share) | kr / shares	kr 2.08
Number outstanding	836,900
August 10, 2022 [Member]
Disclosure of Subscription rights to shares held by key management under the subscription rights incentive plans [Line Items]
Expiry Date	May 12, 2027
Exercise Price (NOK per share) | kr / shares	kr 1.18
Number outstanding	1,631,000